UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       CAVU Capital Advisors, LLC

Address:    20 Marshall Street, Suite 102
            South Norwalk, CT 06854

13F File Number: 028-13419

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       James Gilmore
Title:      Chief Financial Officer
Phone:      203-286-0453

Signature, Place and Date of Signing:


/s/James Gilmore                  South Norwalk, CT            August 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 32

Form 13F Information Table Value Total: $101,346
                                       (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
                                                     CAVU Capital Advisors, LLC
                                                           June 30, 2010
COLUMN 1                          COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                             VALUE     SHRS OR SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (x1000)   PRN AMT PRN CALL   DISCRETION   MNGRS  SOLE  SHARED   NONE
--------------                 --------------    -----       -------   ------- --- ----   ----------   -----  ----  ------   ----
APACHE CORP                    COM              037411105    1,894      22,500 SH         Sole         None    22,500
BALLY TECHNOLOGIES INC         COM              05874B107    3,241     100,071 SH         Sole         None   100,071
CAMERON INTERNATIONAL CORP     COM              13342B105      488      15,000 SH         Sole         None    15,000
CF INDS HLDGS INC              COM              125269100    2,303      36,300 SH         Sole         None    36,300
CROCS INC                      COM              227046109    2,731     258,116 SH         Sole         None   258,116
CUMMINS INC                    COM              231021106    2,579      39,600 SH         Sole         None    39,600
ENERGIZER HLDGS INC            COM              29266R108    2,388      47,500 SH         Sole         None    47,500
FORD MTR CO DEL                COM PAR $0.01    345370860    2,016     200,000 SH         Sole         None   200,000
GENERAL MARITIME CORP NEW      SHS              Y2693R101    1,333     220,748 SH         Sole         None   220,748
HALLIBURTON CO                 COM              406216101      737      30,000 SH         Sole         None    30,000
HONEYWELL INTL INC             COM              438516106    5,074     130,000 SH         Sole         None   130,000
INGERSOLL-RAND PLC             SHS              G47791101    1,725      50,000 SH         Sole         None    50,000
INTERNATIONAL GAME TECHNOLOG   COM              459902102    4,721     300,674 SH         Sole         None   300,674
KEY ENERGY SVCS INC            COM              492914106      367      40,000 SH         Sole         None    40,000
LEAR CORP                      COM NEW          521865204    2,648      40,000 SH         Sole         None    40,000
MASCO CORP                     COM              574599106    4,160     386,621 SH         Sole         None   386,621
MGM MIRAGE                     COM              552953101    2,352     244,000     Put    Sole         None   244,000
MOLSON COORS BREWING CO        CL B             60871R209    1,560      36,818 SH         Sole         None    36,818
MOSAIC CO                      COM              61945A107    2,144      55,000 SH         Sole         None    55,000
MOSAIC CO                      COM              61945A107    2,924      75,000     Call   Sole         None    75,000
NATIONAL OILWELL VARCO INC     COM              637071101    1,158      35,010 SH         Sole         None    35,010
OSHKOSH CORP                   COM              688239201    2,945      94,512 SH         Sole         None    94,512
PARKER HANNIFIN CORP           COM              701094104    6,655     120,000 SH         Sole         None   120,000
PATTERSON UTI ENERGY INC       COM              703481101    1,480     115,000 SH         Sole         None   115,000
PENN NATL GAMING INC           COM              707569109    1,217      52,699 SH         Sole         None    52,699
RADIOSHACK CORP                COM              750438103    4,366     223,802 SH         Sole         None   223,802
SAFEWAY INC                    COM NEW          786514208    2,522     128,299 SH         Sole         None   128,299
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103   20,644     200,000     Put    Sole         None   200,000
TALBOTS INC                    COM              874161102    3,093     300,000 SH         Sole         None   300,000
TRW AUTOMOTIVE HLDGS CORP      COM              87264S106    2,068      75,000 SH         Sole         None    75,000
UNITED TECHNOLOGIES CORP       COM              913017109    3,246      50,000 SH         Sole         None    50,000
WAL MART STORES INC            COM              931142103    4,567      95,000 SH         Sole         None    95,000

SK 25439 0003 1121655